Financial Instruments (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Non Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Non Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Non Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Non Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Non Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Non Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Non Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Non Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)
Derivatives Fair Value [Line Items]
Assets			$ 4,859	$ 4,513	$ 58,142	$ 4,026	$ 4,117	$ 3,703	$ 56,760	$ 3,517	$ 0	$ 0	$ 0	$ 0	$ 742	$ 810	$ 1,382	$ 509	$ 0	$ 0	$ 0	$ 0
Liabilities			$ (160,269)	$ (177,127)	$ (38,701)	$ (20,964)	$ (24,908)	$ (51,816)	$ (37,242)	$ (20,751)	$ (130,579)	$ (51,604)	$ 0	$ 0	$ (3,706)	$ (486)	$ (1,459)	$ (213)	$ (1,076)	$ (73,221)	$ 0	$ 0
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	3.5465%	2266.66%